EMPLOYEE BENEFIT PLANS	6 Months Ended
Jun. 30, 2021
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21.EMPLOYEE BENEFIT PLANS

The Company offers supplementary pension plan and defined benefit plan, such as medical assistance and life insurance. The characteristics of such benefits were disclosed in the annual financial statements for the year ended December 31, 2020 and have not been changed during the period of 2021.

21.1.Pension plan

Contributions made by the Company, for Suzano Prev pension plan managed by BrasilPrev, for the six-month period ended June 30, 2021 amounted R$6,706 (R$3,505 as of June 30, 2020) recognized in under cost of sales, selling and general and administrative expenses.

21.2.Defined benefits plan

The Company offers medical assistance and life insurance in addition to the pension plans, which are measured by actuarial calculation and recognized in the unaudited condensed consolidated interim financial information.

The rollforward of actuarial liability prepared based on actuarial report, is set forth below:

Balance on December 31, 2019	736,179
Interest on actuarial liabilities	53,092
Actuarial loss	33,843
Employee contribution	(88)
Exchange rate variation	487
Benefits paid	(38,468)
Balance on December 31, 2020	785,045
Interest on actuarial liabilities	27,925
Exchange rate variation	(78)
Benefits paid	(20,505)
Balance on June 30, 2021	792,387